Revenue from services provided - Summary of Disaggregation of revenue by Major Product Lines (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 157,620	$ 125,773	$ 98,676
Subscription cost [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customer including assessed tax	162,132	129,292	100,611
Revenue from contract with customer assessed tax	(13,657)	(10,826)	(7,245)
Total revenue	148,475	118,466	93,366
Services cost [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customer including assessed tax	9,799	8,154	5,599
Revenue from contract with customer assessed tax	(654)	(847)	(289)
Total revenue	$ 9,145	$ 7,307	$ 5,310